Organisation and Business - Additional Information (Detail)	1 Months Ended	6 Months Ended	12 Months Ended				84 Months Ended		6 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended						1 Months Ended
	Jan. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008 AUD	Dec. 31, 2007 AUD	Dec. 31, 2012 USD ($)	Jun. 30, 2013 Rights USD ($)	Jun. 30, 2013 Convertible Notes	Dec. 31, 2012 Convertible Notes	Mar. 12, 2013 Merlin Diamonds Ltd AUD	Jan. 18, 2013 Merlin Diamonds Ltd AUD	Dec. 31, 2012 Merlin Diamonds Ltd AUD	Dec. 31, 2011 Merlin Diamonds Ltd	Jun. 30, 2013 Merlin Diamonds Ltd Top End Minerals Ltd	Dec. 31, 2012 Merlin Diamonds Ltd Top End Minerals Ltd	Jun. 30, 2013 Paradise South	Dec. 31, 2012 Paradise South	Feb. 13, 2012 Paradise AUD
Entity Information [Line Items]
Ownership interest		0.28%													50.69%	31.90%	31.14%	100.00%	100.00%
Phosphate mineral reserves near Mount Isa, ownership percentage		100.00%						100.00%
Stock issued, shares	142,500,000	142,500,000	22,640,725	7,572	66,282	42,000,000	65,582,358					35,000,000	24,000,000	3,656,000						100,000,000
Convertible notes			10,000,000					$ 10,373,000												10,000,000
Notes, maturity period from issue date										12 months	12 months
Repayment due date		Apr. 29, 2013	May 10, 2013							Mar. 10, 2013	Mar. 10, 2013
Interest at a nominal rate										10.00%
Sale of Stock, Price Per Share	$ 0.05	$ 0.05										0.22	0.21
Stock issued, value	$ 7,500,000	$ 7,125,000	2,255,726			110,028,293	29,761,285		$ 20,000,000				5,040,000	580,000
Ownership percentage sold												19.90%	13.60%